Apr. 30, 2021
NUVEEN REAL ESTATE SECURITIES FUND
SUPPLEMENT DATED MAY 28, 2021
TO THE PROSPECTUS DATED APRIL 30, 2021

1.	The section “Fund Summaries—Nuveen Real Estate Securities Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class R6	Class I

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%

Other Expenses	0.20%	0.20%	0.20%	0.05%	0.20%

Total Annual Fund Operating Expenses	1.30%	2.05%	1.55%	0.90%	1.05%

Fee Waivers and/or Expense Reimbursements 3,4	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.22%	1.97%	1.47%	0.82%	0.97%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2
Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
4
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2023 so that the total annual operating expenses of the Fund (excluding
12b-1
distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.97% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer
agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to July 31, 2023 only with the approval of the Board of Directors of the Fund.

2.	The section “Fund Summaries—Nuveen Real Estate Securities Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class R3	Class R6	Class I

1 Year	$692	$200	$150	$84	$99

3 Years	$947	$625	$472	$269	$316

5 Years	$1,231	$1,087	$828	$481	$562

10 Years	$2,038	$2,365	$1,830	$1,091	$1,266